Note 11 - Income Taxes (Details) - Reconciliation Between Statutory Federal Income Taxes And Provision (Benefit) For Income Taxes	12 Months Ended
	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Reconciliation Between Statutory Federal Income Taxes And Provision (Benefit) For Income Taxes [Abstract]
Computed expected tax benefit	(35.00%)	(35.00%)	(35.00%)
State taxes, net of federal benefit	0.00%	0.00%	1.00%
Goodwill impairment	7.00%	0.00%	9.00%
Impact of discontinued operations	(3.00%)	(5.00%)	(2.00%)
All other - individually less than 5%	1.00%	(2.00%)	2.00%
Change in valuation allowance	27.00%	34.00%	(4.00%)
Total benefit	(3.00%)	(8.00%)	(29.00%)